Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 3,236	$ 3,088	$ 2,893	$ 9,456	$ 8,479
Non-interest income	2,335	2,288	2,163	6,989	6,472
Total revenue	5,571	5,376	5,056	16,445	14,951
Provision for (reversal of) credit losses	243	303	(99)	621	80
Amortization and impairment	260	256	244	769	730
Other non-interest expenses	2,923	2,858	2,674	8,551	7,670
Income (loss) before income taxes	2,145	1,959	2,237	6,504	6,471
Income taxes	479	436	507	1,446	1,465
Net income (loss)	1,666	1,523	1,730	5,058	5,006
Non-controlling interests	6	5	5	16	13
Equity shareholders	1,660	1,518	1,725	5,042	4,993
Average assets	899,963	881,909	806,768	884,166	800,755
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,767	1,583	1,504	4,937	4,412
Non-interest income	554	560	552	1,710	1,610
Total revenue	2,321	2,143	2,056	6,647	6,022
Provision for (reversal of) credit losses	200	273	67	571	186
Amortization and impairment	59	56	53	167	159
Other non-interest expenses	1,254	1,141	1,065	3,495	3,103
Income (loss) before income taxes	808	673	871	2,414	2,574
Income taxes	213	177	229	636	677
Net income (loss)	595	496	642	1,778	1,897
Equity shareholders	595	496	642	1,778	1,897
Average assets	310,716	300,799	276,572	301,508	268,309
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	442	401	336	1,220	939
Non-interest income	896	902	871	2,718	2,491
Total revenue	1,338	1,303	1,207	3,938	3,430
Provision for (reversal of) credit losses	10	(4)	(49)	2	(34)
Amortization and impairment	1		7	2	21
Other non-interest expenses	669	655	610	1,996	1,776
Income (loss) before income taxes	658	652	639	1,938	1,667
Income taxes	174	172	169	512	444
Net income (loss)	484	480	470	1,426	1,223
Equity shareholders	484	480	470	1,426	1,223
Average assets	87,216	83,367	71,863	83,016	68,541
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	415	385	356	1,189	1,081
Non-interest income	189	206	183	615	551
Total revenue	604	591	539	1,804	1,632
Provision for (reversal of) credit losses	35	55	(57)	118	(24)
Amortization and impairment	29	28	27	84	82
Other non-interest expenses	305	292	247	888	743
Income (loss) before income taxes	235	216	322	714	831
Income taxes	42	36	56	115	161
Net income (loss)	193	180	266	599	670
Equity shareholders	193	180	266	599	670
Average assets	54,528	51,980	45,772	52,264	46,548
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	662	759	669	2,214	2,013
Non-interest income	537	557	471	1,605	1,495
Total revenue	1,199	1,316	1,140	3,819	3,508
Provision for (reversal of) credit losses	(9)	(14)	(60)	(61)	(66)
Amortization and impairment	1	2	3	4	8
Other non-interest expenses	592	590	526	1,777	1,581
Income (loss) before income taxes	615	738	671	2,099	1,985
Income taxes	168	198	180	569	506
Net income (loss)	447	540	491	1,530	1,479
Equity shareholders	447	540	491	1,530	1,479
Average assets	280,592	277,686	256,512	280,372	252,540
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	(50)	(40)	28	(104)	34
Non-interest income	159	63	86	341	325
Total revenue	109	23	114	237	359
Provision for (reversal of) credit losses	7	(7)		(9)	18
Amortization and impairment	170	170	154	512	460
Other non-interest expenses	103	180	226	395	467
Income (loss) before income taxes	(171)	(320)	(266)	(661)	(586)
Income taxes	(118)	(147)	(127)	(386)	(323)
Net income (loss)	(53)	(173)	(139)	(275)	(263)
Non-controlling interests	6	5	5	16	13
Equity shareholders	(59)	(178)	(144)	(291)	(276)
Average assets	$ 166,911	$ 168,077	$ 156,049	$ 167,006	$ 164,817